Composition of Other Intangible Assets (Detail) - USD ($) $ in Thousands	Sep. 30, 2016	Sep. 30, 2015
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 18,746	$ 6,758
Less: Accumulated amortization	(7,071)	(5,680)
Other intangible assets, Net	11,675	1,078
Computer Software
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	4,222	3,480
Less: Accumulated amortization	(3,532)	(2,807)
Trademarks and domain names
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	3,018	1,449
Less: Accumulated amortization	(1,186)	(1,045)
Courseware
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	448	470
Less: Accumulated amortization	(448)	(470)
Business Contracts
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	487	511
Less: Accumulated amortization	(487)	(511)
Copyrights
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	10,372	639
Less: Accumulated amortization	(1,219)	(638)
Platform
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	199	209
Less: Accumulated amortization	$ (199)	$ (209)